Income Tax Expenses - Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Income from operations in the PRC	¥ 89,126		¥ 200,941	¥ 321,090
Income from overseas entities	5,504		16,826	17,930
Income before income tax expenses	94,630	$ 14,849	217,767	339,020
Tax expense at PRC enterprise income tax rate of 25%	23,658		54,442	84,755
Income tax on tax holiday	(16,872)		(31,074)	(31,493)
Tax effect of permanent differences	(28,303)		(16,895)	(12,147)
Change in valuation allowance	22,153		29,780	1,592
Effect of share-based compensation	7,111		10,830	6,475
Effect of income tax in jurisdictions other than the PRC	(2,008)		(3,762)	(3,992)
Income tax expenses	¥ 5,739	$ 901	¥ 43,321	¥ 45,190